QUARTERLY FINANCIAL INFORMATION (Unaudited) (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Restructuring Cost and Reserve
Charges									$ 40.3	$ 56.4
Other items:
Charitable contribution to Avery Dennison Foundation		10.0							10.0
Gain on sale of assets	(5.1)	(0.5)	(10.9)	(1.3)					(17.8)
Gain from curtailment of pension obligation		(1.6)							(1.6)
Product line exits					1.8	2.1				3.9
Legal settlement			2.5						2.5		(1.2)
Divestiture-related costs	1.1	1.1	0.3	0.7		0.7	1.6	0.4	3.2	2.7	8.2
Indefinite-lived intangible asset impairment charge					7.0					7.0
Gain on sale of product line							(0.6)			(0.6)
Other expense, net	3.7	25.7	(0.3)	7.5	28.1	21.9	11.2	7.6	36.6	68.8	51.6
Severance and related costs
Restructuring Cost and Reserve
Charges	6.3	8.7	5.4	6.8	16.2	17.6	9.8	5.7	27.2	49.3	35.0
Asset impairment, lease and other contract cancellation charges
Restructuring Cost and Reserve
Charges	$ 1.4	$ 8.0	$ 2.4	$ 1.3	$ 3.1	$ 1.5	$ 0.4	$ 1.5	$ 13.1	$ 6.5	$ 8.9